Balances and transactions with related parties	12 Months Ended
Dec. 31, 2020
Balances and transactions with related parties
Balances and transactions with related parties

28.Balances and transactions with related parties

The following table provides the total amount of transactions that have been entered into with related parties during the years ended December 31, 2020 and 2019, as well as balances with related parties as of December 31, 2020 and December 31, 2019:

	For the year ended
	December 31, 2020		As of December 31, 2020
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	3	(525)	170	(116)
Key management personnel	—	(422)	—	(142)
Other related parties	9	(21)	8	(9)

	For the year ended
	December 31, 2019		As of December 31, 2019
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	121	(568)	—	(74)
Key management personnel	1	(288)	—	(83)
Other related parties	4	(27)	5	(1)

Benefits of key management and Board of Directors generally comprise of short-term benefits amounted to 434 during the year ended December 31, 2020 (253 - for the year 2019, 120 - for the year 2018) and share-based payments amounted to 12 loss during the year ended December 31, 2020 (34 - for the year 2019,  36 - for the year 2018).